BETTER 10K - STOCKHOLDERS' EQUITY - Classes of Common Stock (Details) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)	355,309,046	355,309,046	355,309,046
Shares Issued (in shares)	98,370,492	98,078,356	99,067,159
Shares Outstanding (in shares)	98,370,492	98,078,356	99,067,159
Par Value (in dollars per share)	$ 10	$ 10	$ 10
Common A Stock
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)	8,000,000	8,000,000	8,000,000
Shares Issued (in shares)	8,000,000	8,000,000	8,000,000
Shares Outstanding (in shares)	8,000,000	8,000,000	8,000,000
Par Value (in dollars per share)	$ 1	$ 1	$ 1
Common B Stock
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)	192,457,901	192,457,901	192,457,901
Shares Issued (in shares)	56,089,586	56,089,586	56,089,586
Shares Outstanding (in shares)	56,089,586	56,089,586	56,089,586
Par Value (in dollars per share)	$ 5	$ 5	$ 5
Common B-1 Stock
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)	77,517,666	77,517,666	77,517,666
Shares Issued (in shares)	0	0	0
Shares Outstanding (in shares)	0	0	0
Par Value (in dollars per share)	$ 0	$ 0	$ 0
Common O Stock
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)	77,333,479	77,333,479	77,333,479
Shares Issued (in shares)	34,280,906	33,988,770	34,977,573
Shares Outstanding (in shares)	34,280,906	33,988,770	34,977,573
Par Value (in dollars per share)	$ 4	$ 4	$ 4